Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of components of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	As of December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expense	6,402	30,902	26,168	4,010
Deferred income tax benefit	(2,423)	(9,322)	(740)	(113)

Total income tax expense	3,979	21,580	25,428	3,897

Summary of reconciliations of the income tax expense
The reconciliations of the income tax expense for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net (loss) income before income tax expense	(40,316)	8,131	19,824	3,038
Income tax at statutory tax rate	(10,079)	2,033	4,956	760
International tax rate difference	—	363	(7,146)	(1,095)
Effect of preferential tax rates	(8)	(229)	(3,762)	(577)
Non-deductible expense	24,993	20,615	30,146	4,619
Non-taxable income	—	—	(1,617)	(247)
Research and development expense super-deduction	—	—	(885)	(136)
Changes in valuation allowance	(10,927)	(1,798)	560	86
Tax rate change	—	—	(66)	(10)
Interest expense	—	596	2,520	386
Unutilized tax loss	—	—	722	111

Income tax expense	3,979	21,580	25,428	3,897

Summary of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	9,321	12,744	1,953
Accrued expense and other current liabilities	2,250	3,483	534
Amortization and depreciation difference	1,025	780	120
Impairment of ROU assets	—	206	32
Leasing Liability	—	7,493	1,148
Less: valuation allowance	(8,703)	(11,450)	(1,755)

Deferred tax assets, net	3,893	13,256	2,032

Deferred tax liabilities:
Intangible assets	2,556	4,120	631
Right-of-use assets	—	7,493	1,149

Deferred tax liabilities, net	2,556	11,613	1,780

Summary of reconciliation of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at January 1	19,150	25,491	3,907
Increase	8,162	12,055	1,848
Decrease	(1,821)	(1,434)	(220)

Balance at December 31	25,491	36,112	5,535